Annual CCO Certification Pursuant to Form N-CEN(1)

In regard to the interfund lending program, I certify that the Companies and Touchstone Advisors have established procedures reasonably designed to achieve compliance with the terms and conditions of the exemptive order issued by the U.S. Securities and Exchange Commission, which are designed to achieve the following objectives: (a) that the Interfund Loan Rate will be higher than the Repo Rate, but lower than the Bank Loan Rate and, if applicable, the yield of the money market funds; (b) compliance with the collateral requirements as set forth in the Application; (c) compliance with the percentage limitations on interfund borrowing and lending; (d) allocation of interfund borrowing and lending demand in an equitable manner and in accordance with procedures established by the Board of each Fund; and (e) that the Interfund Loan Rate does not exceed the interest rate on any third-party borrowings of a borrowing Fund at the time of the Interfund Loan.

/s/Timothy S. Stearns

Chief Compliance Officer
Touchstone Family of Funds

November 22, 2021

(1) Certain capitalized terms used in this certification have the meanings given to them in the Companies’ and Touchstone Advisors’ joint exemptive application filed with the U.S. Securities and Exchange Commission on February 11, 2016, as amended on July 11, 2016 and January 26, 2017.